FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Foreign exchange forward contracts (Details) - Forward Contract Member - Less than 1 year $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2022 USD ($) $ / $
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Average exchange rate | $ / $	1.3057	1.3057
Notional amount sold	$ 95.3
National amount bought		$ 73.0